Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Assets accounted for at fair value on a recurring basis
Fixed maturities, available-for-sale, at fair value	$ 85,922	[1]	$ 81,809
Fixed maturities, FVO	1,087		1,328
Equity securities, trading	28,933		30,499
Equity securities, AFS	890		921
Short-term investments	4,581		7,736
Limited partnerships and other alternative investments	3,015		2,532
Fair Value, Measurements, Recurring [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, available-for-sale, at fair value	85,922		81,809
Fixed maturities, FVO	1,087		1,328
Equity securities, trading	28,933		30,499
Equity securities, AFS	890		921
Derivative assets	1,045	[2]
Short-term investments	4,581		7,736
Limited partnerships and other alternative investments	907	[3]
Reinsurance recoverable for U.S. GMWB	191		443
Separate account assets	138,509	[4]	139,432	[4]
Total assets accounted for at fair value on a recurring basis	262,065		264,499
Percentage of level to total	100.00%		100.00%
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(1,483)		(3,169)
Fair Value, Measurements, Recurring [Member] | Other policyholder funds and benefits payable [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(1,304)		(2,618)
Fair Value, Measurements, Recurring [Member] | Other liabilities [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis			(9)
Fair Value, Measurements, Recurring [Member] | Consumer Notes [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(2)	[5]	(4)	[5]
Fair Value, Measurements, Recurring [Member] | Guaranteed Minimum Withdrawal Benefit [Member] | U.S. [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets			494
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(1,249)		(2,538)
Fair Value, Measurements, Recurring [Member] | Guaranteed Minimum Withdrawal Benefit [Member] | International [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(50)		(66)
Fair Value, Measurements, Recurring [Member] | Other Guaranteed Living Benefits [Member] | International [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	2		(5)
Fair Value, Measurements, Recurring [Member] | Equity linked notes [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(7)		(9)
Fair Value, Measurements, Recurring [Member] | Macro Hedge Program [Member] | U.S. [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets	186		357
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	100
Fair Value, Measurements, Recurring [Member] | Hedging Derivatives [Member] | International [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets	448		731
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(279)		19
Fair Value, Measurements, Recurring [Member] | Hedging Derivatives [Member] | Guaranteed Minimum Withdrawal Benefit [Member] | U.S. [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets	36
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	536		400
Fair Value, Measurements, Recurring [Member] | Derivative Liabilities [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets			2,331	[2]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(177)	[6]	(538)	[6]
Fair Value, Measurements, Recurring [Member] | Credit derivative [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets	(19)		(24)
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(18)		(573)
Fair Value, Measurements, Recurring [Member] | Equity derivative [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets	32		31
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	25		9
Fair Value, Measurements, Recurring [Member] | Foreign exchange derivative [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets	104		519
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(24)		134
Fair Value, Measurements, Recurring [Member] | Interest rate derivatives [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets	235		195
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(517)		(527)
Fair Value, Measurements, Recurring [Member] | Other Derivatives Contracts [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets	23		28
Fair Value, Measurements, Recurring [Member] | ABS [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, available-for-sale, at fair value	2,763		3,153
Fair Value, Measurements, Recurring [Member] | Collateralized Debt Obligations [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, available-for-sale, at fair value	3,040		2,487
Fair Value, Measurements, Recurring [Member] | CMBS [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, available-for-sale, at fair value	6,321		6,951
Fair Value, Measurements, Recurring [Member] | Corporate [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, available-for-sale, at fair value	44,049		44,011
Fair Value, Measurements, Recurring [Member] | Foreign Government Debt Securities [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, available-for-sale, at fair value	4,136		2,161
Fair Value, Measurements, Recurring [Member] | Municipal [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, available-for-sale, at fair value	14,361		13,260
Fair Value, Measurements, Recurring [Member] | RMBS [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, available-for-sale, at fair value	7,480		5,757
Fair Value, Measurements, Recurring [Member] | U.S. Treasuries [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, available-for-sale, at fair value	3,772		4,029
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, available-for-sale, at fair value	115		750
Fixed maturities, FVO	8		0
Equity securities, trading	1,847		1,967
Equity securities, AFS	337		352
Derivative assets		[2]
Short-term investments	342		750
Limited partnerships and other alternative investments	0	[3]
Reinsurance recoverable for U.S. GMWB	0		0
Separate account assets	97,988	[4]	101,644	[4]
Total assets accounted for at fair value on a recurring basis	100,637		105,463
Percentage of level to total	38.00%		40.00%
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Other policyholder funds and benefits payable [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Other liabilities [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis			0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Consumer Notes [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0	[5]	0	[5]
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Guaranteed Minimum Withdrawal Benefit [Member] | U.S. [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets			0
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Guaranteed Minimum Withdrawal Benefit [Member] | International [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Other Guaranteed Living Benefits [Member] | International [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Equity linked notes [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Macro Hedge Program [Member] | U.S. [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets	0		0
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Hedging Derivatives [Member] | International [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets	0		0
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Hedging Derivatives [Member] | Guaranteed Minimum Withdrawal Benefit [Member] | U.S. [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets	0
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Derivative Liabilities [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets			0	[2]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0	[6]	0	[6]
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Credit derivative [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets	0		0
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Equity derivative [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets	0		0
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Foreign exchange derivative [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets	0		0
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Interest rate derivatives [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets	0		0
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Other Derivatives Contracts [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | ABS [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, available-for-sale, at fair value	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Collateralized Debt Obligations [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, available-for-sale, at fair value	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | CMBS [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, available-for-sale, at fair value	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Corporate [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, available-for-sale, at fair value	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Foreign Government Debt Securities [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, available-for-sale, at fair value	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Municipal [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, available-for-sale, at fair value	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | RMBS [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, available-for-sale, at fair value	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | U.S. Treasuries [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, available-for-sale, at fair value	115		750
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, available-for-sale, at fair value	80,069		75,938
Fixed maturities, FVO	865		833
Equity securities, trading	27,086		28,532
Equity securities, AFS	469		476
Derivative assets	629	[2]
Short-term investments	4,239		6,986
Limited partnerships and other alternative investments	593	[3]
Reinsurance recoverable for U.S. GMWB	0		0
Separate account assets	39,938	[4]	36,757	[4]
Total assets accounted for at fair value on a recurring basis	153,888		150,880
Percentage of level to total	59.00%		57.00%
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(686)		(289)
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Other policyholder funds and benefits payable [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Other liabilities [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis			0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Consumer Notes [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0	[5]	0	[5]
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Guaranteed Minimum Withdrawal Benefit [Member] | U.S. [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets			11
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Guaranteed Minimum Withdrawal Benefit [Member] | International [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Other Guaranteed Living Benefits [Member] | International [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Equity linked notes [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Macro Hedge Program [Member] | U.S. [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets	0		0
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Hedging Derivatives [Member] | International [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets	318		692
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(217)		23
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Hedging Derivatives [Member] | Guaranteed Minimum Withdrawal Benefit [Member] | U.S. [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets	(53)
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	106		0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Derivative Liabilities [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets			1,358	[2]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(686)	[6]	(289)	[6]
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Credit derivative [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets	(8)		(11)
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(33)		(25)
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Equity derivative [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets	0		0
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis			0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Foreign exchange derivative [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets	104		519
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(24)		134
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Interest rate derivatives [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets	268		147
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(518)		(421)
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Other Derivatives Contracts [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets	0		0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | ABS [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, available-for-sale, at fair value	2,485		2,792
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Collateralized Debt Obligations [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, available-for-sale, at fair value	2,096		2,119
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | CMBS [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, available-for-sale, at fair value	5,462		6,363
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Corporate [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, available-for-sale, at fair value	42,048		41,756
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Foreign Government Debt Securities [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, available-for-sale, at fair value	4,080		2,112
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Municipal [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, available-for-sale, at fair value	14,134		12,823
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | RMBS [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, available-for-sale, at fair value	6,107		4,694
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | U.S. Treasuries [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, available-for-sale, at fair value	3,657		3,279
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, available-for-sale, at fair value	5,738		5,121
Fixed maturities, FVO	214		495
Equity securities, trading	0		0
Equity securities, AFS	84		93
Derivative assets	416	[2]
Short-term investments	0		0
Limited partnerships and other alternative investments	314	[3]
Reinsurance recoverable for U.S. GMWB	191		443
Separate account assets	583	[4]	1,031	[4]
Total assets accounted for at fair value on a recurring basis	7,540		8,156
Percentage of level to total	3.00%		3.00%
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(797)		(2,880)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Other policyholder funds and benefits payable [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(1,304)		(2,618)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Other liabilities [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis			(9)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Consumer Notes [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(2)	[5]	(4)	[5]
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Guaranteed Minimum Withdrawal Benefit [Member] | U.S. [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets			483
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(1,249)		(2,538)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Guaranteed Minimum Withdrawal Benefit [Member] | International [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(50)		(66)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Other Guaranteed Living Benefits [Member] | International [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	2		(5)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Equity linked notes [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(7)		(9)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Macro Hedge Program [Member] | U.S. [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets	186		357
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	100
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Hedging Derivatives [Member] | International [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets	130		39
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(62)		(4)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Hedging Derivatives [Member] | Guaranteed Minimum Withdrawal Benefit [Member] | U.S. [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets	89
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	430		400
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Derivative Liabilities [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets			973	[2]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	509	[6]	(249)	[6]
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Credit derivative [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets	(11)		(13)
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	15		(548)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Equity derivative [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets	32		31
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	25		9
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Foreign exchange derivative [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets	0		0
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Interest rate derivatives [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets	(33)		48
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	1		(106)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Other Derivatives Contracts [Member]
Assets accounted for at fair value on a recurring basis
Derivative assets	23		28
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | ABS [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, available-for-sale, at fair value	278		361
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Collateralized Debt Obligations [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, available-for-sale, at fair value	944		368
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | CMBS [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, available-for-sale, at fair value	859		588
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Corporate [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, available-for-sale, at fair value	2,001		2,255
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Foreign Government Debt Securities [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, available-for-sale, at fair value	56		49
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Municipal [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, available-for-sale, at fair value	227		437
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | RMBS [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, available-for-sale, at fair value	1,373		1,063
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | U.S. Treasuries [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, available-for-sale, at fair value	$ 0		$ 0

[1]	Includes fixed maturities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of the Notes to Consolidated Financial Statements for further discussion of this transaction.
[2]	Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. As of December 31, 2012 and 2011, $160 and $1.4 billion, respectively, was netted against the derivative asset value in the Consolidated Balance Sheet and is excluded from the table above. See footnote 4 below for derivative liabilities.
[3]	Represents hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at fair value.
[4]	Approximately $3.1 billion and $4.0 billion of investment sales receivable that are not subject to fair value accounting are excluded as of December 31, 2012 and 2011, respectively.
[5]	Represents embedded derivatives associated with non-funding agreement-backed consumer equity linked notes.
[6]	Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll-forward table included below in this Note 5, the derivative asset and liability are referred to as “freestanding derivatives” and are presented on a net basis.